NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Schedule of Debt [Table Text Block]
As of June 30, 2016 and December 31, 2015, the Company has short term and long term notes payable of $24,000 and $11,800, and $24,000 and $1,923,499, respectively as shown in the table below.

Notes and loans payable	June 30, 2016	December 31, 2015
Short Term
Maryland TEDCO	$24,000	$24,000
Total	$24,000	$24,000
Long Term
Convertible Secured Note (net of unamortized discounts of $600,301 in 2015)	-	1,899,699
Maryland TEDCO	$11,800	$23,800
Total	$11,800	$1,923,499

As at December 31, 2015 and 2014, the Company has current and long term notes payable of $24,000 and $1,923,499, and $24,000 and $51,800, respectively as shown in the table below.

Notes and loans payable	December 31, 2015	December 31, 2014
Short Term
Maryland TEDCO	$24,000	$24,000
Total	$24,000	$24,000
Long Term
Convertible Secured Note (net of unamortized discounts of $600,301 and $0)	1,899,699	-
Maryland TEDCO	$23,800	$51,800
Total	$1,923,499	$51,800